Other operating income (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other operating income
	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019
Other operating income from related parties	43	140
Other operating income - other	-	40
Total other operating income	43	180